U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                    READ  INSTRUCTIONS  AT END OF FORM  BEFORE
                                 PREPARING FORM.

                              PLEASE PRINT OR TYPE.


1.     Name and address of issuer:   Templeton Global Real Estate Fund
                                     700 Central Avenue
                                     St. Petersburg, Florida  33701


2.    Name of each series or class of funds for which this notice is filed:

                  Templeton Global Real Estate Fund - Class I
                  Templeton Global Real Estate Fund - Class II


3.   Investment Company Act File Number:  811-5844

     Securities Act File Number:   33-30018



4.   Last day of fiscal year for which this notice is filed:   8/31/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration:   N/A



6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable (see instruction A.6):     N/A


7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
    of the fiscal year:   N/A


8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:   N/A


9.  Number and aggregate sale price of securities sold during the fiscal year:

                                     1,950,857 shs
                                   $26,520,275


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                     1,950,857shs
                                   $26,520,275


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                      248,162 shs
                                   $3,170,370



12. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during
       the fiscal year in reliance on rule 24f-2
      (from Item 10):                                           $26,520,275
                                                                ------------

 (ii)  Aggregate price of shares issued in connection
       with dividend reinvestment plans (from Item 11,
       if applicable):                                         + 3,170,370
                                                               ------------

(iii)  Aggregate price of shares redeemed or repurchased
       during the fiscal year (if applicable):                - 29,690,645
                                                             --------------

(iv)  Aggregate price of shares redeemed or repurchased
      and previously applied as a reduction to filing
      fees pursuant to rule 24e-2 (if applicable):           +           0
                                                            ---------------

(v)  Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2
    (line (i), plus line (ii), less line (iii), plus
    line (iv)) (if applicable):                                         0
                                                            --------------

(vi) Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law
     or regulation (see instruction C.6):                    x     1/3300
                                                           ---------------


(vii)  Fee due (line (i) or line (v) multiplied by
       line (vi)):                                         $       -0-
                                                          ----------------

    INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY
                 IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR.










 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [  ]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title) /s/JAMES R. BAIO
                                 James R. Baio
                                 Treasurer

      Date:  October 30, 1996

     PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.